The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

May 7, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)

1933 Act Registration No. 033-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s Global Tactical Asset Allocation Fund dated April 17, 2015, filed pursuant to Rule 497 on April 17, 2015 (accession number 0001193125-15-135536).

Questions and comments concerning the filing may be directed to the undersigned at (312) 630-1469.

Very truly yours,

/s/ Juyon Angela Ham
Juyon Angela Ham

Enclosures